Liquidity (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Liquidity
Net operating losses		$ 20,000,000.0	$ 13,000,000.0
Non-cash charges		1,500,000
Cash used in operating activities		27,623,540	$ 11,295,688	$ 15,786,259	$ 20,567,926
Net proceeds of raising equity and debt	$ 37,000,000
Repayment of debt		10,600,000
Cash and cash equivalents	$ 13,389,570	$ 13,389,570		$ 591,634	$ 57,053